SCHEDULE OF AMOUNTS RECEIVABLE (Details) - CAD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule Of Amounts Receivable
Trade accounts receivable	$ 668,719	$ 947,939
Sales tax receivable	454,681	93,643
Trade and other receivables, net	$ 1,123,400	$ 1,041,582